Paul D. Chestovich Direct Dial: (612) 672-8305 Direct Fax: (612) 642-8305 paul.chestovich@maslon.com

March 28, 2014

VIA EDGAR

Draft Registration Statement U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Confidential Submission of Draft Amendment No. 1 to Registration Statement on Form S-1 for GWG Holdings, Inc.

Ladies and Gentlemen:

On behalf of our client, GWG Holdings, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit a draft Amendment No. 1 to the Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “Jobs Act”) for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title 1, Section 101 of the Jobs Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1,000,000,000 during its most recently completed fiscal year ended December 31, 2013. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a road show, as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations. Also, as referenced in the Registration Statement, the Company intends to take advantage of the longer phase-in periods for the adoption of new or revised financial accounting standards under Title I, Section 107 of the Jobs Act.

Please direct any questions with respect to this confidential submission to the undersigned by telephone at (612) 672-8305, by fax at (612) 642-8305, or by email at paul.chestovich@maslon.com, or to Jon R. Sabes, the Company’s Chief Executive Officer, by telephone at (612) 746-1914, by fax at (612) 746-0445, or by email at jsabes@gwglife.com.

Sincerely,

Paul D. Chestovich

PDC:cp

cc:	Jon R. Sabes, GWG Holdings, Inc.
Jon Gangelhoff, GWG Holdings, Inc.